Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of foreign exchange rates used to translate monetary items
The main exchange rates and UF used to translate monetary assets and liabilities, expressed in foreign currency at the end and average of each period in respect to U.S. dollars, are as follows:

	Closing exchange rates		Average exchange rates
Currencies	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$
Brazilian real	4.85	5.28	4.90	5.25
New Peruvian sol	3.70	3.81	3.73	3.83
Japanese yen	140.90	131.32	143.94	134.70
Euro	0.90	0.93	0.92	0.94
Mexican peso	16.92	19.50	17.18	19.60
Australian dollar	1.46	1.47	1.49	1.48
Pound Sterling	0.78	0.83	0.79	0.82
South African rand	18.27	17.01	18.61	17.28
Chilean peso	877.12	855.86	875.06	873.81
Chinese yuan	7.12	6.92	7.15	6.98
Indian rupee	83.21	82.73	83.26	82.52
Thai Baht	34.36	34.64	34.95	34.76
Turkish lira	29.52	18.71	29.09	18.66
Korean Won	1,290.70	1,259.98	1,304.17	1,291.64
Indonesian Rupiah	15,399.00	15,570.00	15,502.63	15,596.90
United Arab Emirates dirham	3.67	3.67	3.67	3.67
Polish Zloty	3.93	4.37	3.97	4.42
UF (*)	41.94	41.02	42.04	40.18
________________________________________________
(*)US$ per UF

Schedule of other (outflows) inflows of cash from operating activities
Other (outflows) inflows of cash from operating activities is composed as follows:

For the year ended	December 31, 2023	December 31, 2022	December 31, 2021
Banking expenses	(15,603)	(3,783)	(1,921)
Tax credits	(3,353)	(3,474)	(2,403)
Government grants	24,387	—	—
Value added tax	(298,076)	120,283	80,503
Cost of bond issuance	(18,346)	(2,566)	(16,570)
	(310,991)	110,460	59,609

Schedule of useful lives of property, plant and equipment
The useful lives used for the depreciation and amortization of assets included in property, plant and equipment in years are presented below:

Classes of property, plant and equipment	Minimum life or rate (years)	Maximum life or rate (years)	Life or average rate in years
Mining assets (*)	5	10	8
Energy generating assets	5	16	8
Buildings	4	25	13
Supplies and accessories	4	15	8
Office equipment	5	10	6
Transport equipment	6	20	9
Network and communication equipment	4	12	7
IT equipment	4	11	7
Machinery, plant and equipment	3	24	11
Other fixed assets	3	20	9
(*) Mining equipment includes SQM Australia's exploration assets, which are depreciated on a unit of production basis.

Schedule of useful lives of intangible assets
Minimum and maximum amortization lives or rates of intangible assets:

Estimated useful life or amortization rate	Minimum Life or Rate	Maximum Life or Rate
Water rights	2 years	Indefinite
Rights of way	Indefinite	Indefinite
Corfo Mining properties (1)	7 years	7 years
Mining rights	Unit-production method
Intellectual property	9 years	9 years
IT programs	3 years	9 years
________________________________________________
(1)Mining properties owned by Corfo and leased to the Company, which grant it the exclusive right to exploit them until December 31, 2030.

Earnings per share
The basic earnings per share amounts are calculated by dividing the net income for the year attributable to the ordinary owners of the parent by the weighted average number of ordinary shares outstanding during the year.

	For the year ended December 31
Earnings per Share	2023	2022	2021

Net income attributable to the owners of the parent (ThUS$)	923,191,000	3,906,311,000	585,454,000
Weighted average number of shares	285,638,456	285,638,456	278,157,812
Basic earnings per share (US$)	3.2320	13.6757	2.1048
Net income attributable to the owners of the parent (ThUS$)	923,191,000	3,906,311,000	585,454,000
Weighted average number of shares	285,638,456	285,638,456	278,157,812
Diluted earnings per share (US$)	3.2320	13.6757	2.1048

Series A common shares	142,819,552	142,819,552	142,819,552
Series B common shares	142,818,904	142,818,904	135,338,260
Total weighted average number of shares	285,638,456	285,638,456	278,157,812